As filed with the Securities and Exchange Commission on May 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 3.1%
Hexcel Corporation (a)	506,950	$10,062,957
Ladish Co., Inc. (a)	293,250	11,037,930
		21,100,887
Air Freight & Logistics - 1.0%
Forward Air Corporation	197,500	6,493,800

Auto Components - 2.0%
Drew Industries Incorporated (a)	212,900	6,105,972
Tenneco Inc. (a)	282,650	7,196,269
		13,302,241
Biotechnology - 0.9%
Human Genome Sciences, Inc. (a)	540,100	5,735,862

Capital Markets - 2.7%
FCStone Group Inc. (a)	102,800	3,836,496
HFF Inc. - Class A (a)	278,100	4,171,500
Penson Worldwide, Inc. (a)	336,400	10,155,916
		18,163,912
Commercial Banks - 6.5%
Capitol Bancorp Ltd.	191,000	7,038,350
First State Bancorporation	314,200	7,085,210
Glacier Bancorp, Inc.	360,380	8,663,535
The South Financial Group, Inc.	270,750	6,692,940
Sterling Financial Corporation	227,000	7,080,130
UCBH Holdings, Inc.	412,250	7,676,095
		44,236,260
Commercial Services & Supplies - 6.8%
Airgas, Inc.	156,200	6,583,830
Bright Horizons Family Solutions, Inc. (a)	192,850	7,280,088
Diamond Management & Technology Consultants, Inc. - Class A	675,900	7,901,271
Knoll, Inc.	373,600	8,902,888
Mobile Mini, Inc. (a)	257,568	6,897,671
Resources Connection, Inc. (a)	250,800	8,023,092
		45,588,840
Communications Equipment - 1.2%
Arris Group Inc. (a)	584,550	8,230,464

Construction & Engineering - 2.2%
EMCOR Group, Inc. (a)	142,000	8,375,160
MasTec, Inc. (a)	613,100	6,750,231
		15,125,391
Consumer Finance - 1.5%
Cash America International, Inc.	248,450	10,186,450

Containers & Packaging - 1.5%
Silgan Holdings Inc.	199,250	10,183,668

Diversified Manufacturing - 1.1%
Raven Industries, Inc.	255,950	7,179,398

Electronic Equipment & Instruments - 4.5%
Axsys Technologies, Inc. (a)	216,798	3,421,072
I.D. Systems, Inc. (a)	304,850	3,667,346
LSI Industries Inc.	215,132	3,601,310
MTS Systems Corporation	187,300	7,274,732
Rofin-Sinar Technologies, Inc. (a)	112,200	6,639,996
Rogers Corporation (a)	130,400	5,783,240
		30,387,696
Energy Equipment & Services - 2.2%
Dril-Quip, Inc. (a)	180,650	7,818,532
Superior Well Services, Inc. (a)	298,350	6,817,297
		14,635,829
Food & Staples Retailing - 3.5%
Pathmark Stores, Inc. (a)	552,100	7,066,880
Reddy Ice Holdings, Inc.	299,000	9,023,820
United Natural Foods, Inc. (a)	235,850	7,226,444
		23,317,144
Health Care Equipment & Supplies - 0.6%
Meridian Bioscience, Inc.	155,900	4,327,784

Health Care Providers & Services - 4.5%
inVentiv Health Inc. (a)	248,100	9,499,749
MWI Veterinary Supply, Inc. (a)	197,000	6,501,000
PAREXEL International Corporation (a)	112,700	4,053,819
PSS World Medical, Inc. (a)	484,100	10,233,874
		30,288,442
Hotels, Restaurants & Leisure - 4.4%
The Cheesecake Factory Incorporated (a)	286,900	7,645,885
Great Wolf Resorts, Inc. (a)	497,650	6,583,909
IHOP Corp.	145,200	8,515,980
LIFE TIME FITNESS, Inc. (a)	135,950	6,989,190
		29,734,964
Household Durables - 1.4%
Tempur-Pedic International Inc.	372,900	9,691,671

Information Technology Services - 1.1%
Ness Technologies Inc. (a)	605,000	7,731,900

Insurance - 3.6%
American Equity Investment Life Holding Company	609,750	8,006,017
Argonaut Group, Inc. (a)	245,525	7,945,189
Max Re Capital Ltd. (b)	318,150	8,106,462
		24,057,668
Internet Software & Services - 1.2%
Access Integrated Technologies Inc. - Class A (a)	360,900	1,959,687
RADVision Ltd. (a) (b)	249,700	5,892,920
		7,852,607
Machinery - 5.4%
CLARCOR Inc.	245,550	7,808,490
Franklin Electric Co., Inc.	174,250	8,102,625
Gehl Company (a)	268,550	6,815,799
Kaydon Corporation	157,300	6,694,688
Nordson Corporation	158,800	7,377,848
		36,799,450
Marine - 2.4%
Kirby Corporation (a)	226,900	7,936,962
Quintana Maritime Ltd. (b)	604,250	8,320,522
		16,257,484

Media - 1.2%
Entercom Communications Corp. - Class A	278,850	7,857,993

Metals & Mining - 0.5%
Haynes International, Inc. (a)	50,300	3,668,379

Multiline Retail - 1.0%
Conn's, Inc. (a)	282,800	6,999,300

Oil & Gas Drilling - 1.1%
Union Drilling, Inc. (a)	518,874	7,368,011

Oil & Gas Exploration & Production Companies - 3.2%
Cabot Oil & Gas Corporation	86,550	5,826,546
Parallel Petroleum Corporation (a)	398,100	9,136,395
PetroQuest Energy, Inc. (a)	592,200	6,922,818
		21,885,759
Pharmaceuticals - 1.3%
American Oriental Bioengineering, Inc. (a)	407,450	3,825,955
Bentley Pharmaceuticals, Inc. (a)	572,850	4,691,642
		8,517,597
Real Estate Investment Trust - 1.2%
Potlatch Corporation	177,497	8,125,813

Semiconductor & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (a)	830,377	6,360,688
RF Micro Devices, Inc. (a)	950,960	5,924,481
Spansion Inc. - Class A (a)	454,400	5,539,136
		17,824,305
Software - 6.4%
i2 Technologies, Inc. (a)	401,050	9,625,200
Nuance Communications, Inc. (a)	820,900	12,567,979
Parametric Technology Corporation (a)	438,710	8,374,974
TIBCO Software Inc. (a)	773,100	6,586,812
Verint Systems Inc. (a)	185,300	5,957,395
		43,112,360
Specialty Retail - 6.4%
Gamestop Corporation - Class A (a)	115,200	3,752,064
Guitar Center, Inc. (a)	176,150	7,947,888
Jos. A. Bank Clothiers, Inc. (a)	241,343	8,531,475
Rent-A-Center, Inc. (a)	300,900	8,419,182
Stein Mart, Inc.	460,350	7,512,912
Tractor Supply Company (a)	134,600	6,931,900
		43,095,421
Thrifts & Mortgage Finance - 0.8%
City Bank	177,682	5,705,369

Trading Companies & Distributors - 1.6%
Anixter International, Inc. (a)	143,700	9,475,578
UAP Holding Corp.	46,400	1,199,440
		10,675,018
Wireless Telecommunication Services - 2.7%
Premiere Global Services, Inc. (a)	877,400	9,844,428
SBA Communications Corporation - Class A (a)	289,650	8,559,157
		18,403,585

TOTAL COMMON STOCKS (Cost $556,499,041)		643,848,722

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
Columbia Money Market Reserves Fund - Capital Shares		19,213,948	19,213,948
Dreyfus Cash Management Fund - Investor Shares		6,653,753	6,653,753

TOTAL SHORT-TERM INVESTMENTS (Cost $25,867,701)			25,867,701

Total Investments (Cost $582,366,742) - 99.1%			669,716,423
Other Assets in Excess of Liabilities - 0.9%			5,820,680
TOTAL NET ASSETS - 100.0%			$675,537,103

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$582,366,742
Gross unrealized appreciation	$112,598,298
Gross unrealized depreciation	(25,248,617)
Net unrealized appreciation	$87,349,681

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 6.5%
Honeywell International Inc.	16,000	$736,960
Raytheon Company	18,000	944,280
Rockwell Collins, Inc.	15,000	1,003,950
United Technologies Corporation	10,000	650,000
		3,335,190
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	5,000	350,500

Beverages - 5.7%
The Coca-Cola Company	14,000	672,000
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	5,000	551,950
Molson Coors Brewing Company - Class B	8,000	756,960
PepsiCo, Inc.	15,000	953,400
		2,934,310
Building Products - 1.1%
American Standard Companies Inc.	10,500	556,710

Chemicals - 3.3%
Air Products and Chemicals, Inc.	9,000	665,640
E. I. du Pont de Nemours & Company	10,000	494,300
The Valspar Corporation	19,700	548,251
		1,708,191
Commercial Banks - 5.3%
Bank of America Corporation	17,000	867,340
Cullen/Frost Bankers, Inc.	17,000	889,610
Wachovia Corporation	8,500	467,925
Wells Fargo & Company	14,000	482,020
		2,706,895
Commercial Services & Supplies - 2.9%
Allied Waste Industries, Inc. (a)	59,000	742,810
Waste Management, Inc.	22,000	757,020
		1,499,830
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	34,000	868,020
Motorola, Inc.	34,000	600,780
		1,468,800
Computers & Peripherals - 2.7%
EMC Corporation (a)	45,000	623,250
International Business Machines Corporation	8,000	754,080
		1,377,330
Construction & Engineering - 1.1%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)	18,000	553,500

Consumer Electronics - 0.8%
SONY CORPORATION - ADR (b)	8,100	408,969

Containers & Packaging - 1.7%
Temple-Inland Inc.	15,000	896,100

Distributors - 0.6%
WESCO International, Inc. (a)	5,200	326,456

Diversified Financial Services - 1.8%
Citigroup Inc.	5,500	282,370
JPMorgan Chase & Co.	13,000	628,940
		911,310
Diversified Telecommunication Services - 5.3%
ALLTEL Corporation	12,000	744,000
AT&T Inc.	20,000	788,600
Embarq Corporation	9,100	512,785
Verizon Communications Inc.	18,500	701,520
		2,746,905
Electric Utilities - 1.1%
Allegheny Energy, Inc. (a)	11,600	570,024

Energy Equipment & Services - 1.4%
GlobalSantaFe Corporation (b)	4,700	289,896
Noble Corporation (b)	5,700	448,476
		738,372
Food & Staples Retailing - 1.1%
CVS Corporation	16,000	546,240

Food Products - 1.1%
McCormick & Company, Incorporated (c)	14,600	562,392

Health Care Equipment & Supplies - 6.1%
Alcon, Inc. (b)	4,800	632,736
DENTSPLY International Inc.	17,000	556,750
ResMed Inc. (a)	8,000	402,960
Respironics, Inc. (a)	14,000	587,860
Thermo Fisher Scientific, Inc. (a)	20,000	935,000
		3,115,306
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corporation (a)	14,000	439,040

Household Durables - 0.9%
Jarden Corporation (a)	11,500	440,450

Household Products - 3.1%
Kimberly-Clark Corporation	11,500	787,635
The Procter & Gamble Company	13,000	821,080
		1,608,715
Industrial Conglomerates - 2.3%
General Electric Company	24,000	848,640
Tyco International Ltd. (b)	10,000	315,500
		1,164,140
Insurance - 1.4%
Prudential Financial, Inc.	8,000	722,080

IT Services - 1.5%
Accenture Ltd.- Class A (b)	20,000	770,800

Marine - 1.1%
Kirby Corporation (a)	16,000	559,680

Media - 4.8%
Clear Channel Communications, Inc.	20,000	700,800
Gannett Co., Inc.	11,000	619,190
Grupo Televisa S.A. - ADR (b)	18,000	536,400
Time Warner Inc.	32,000	631,040
		2,487,430
Multiline Retail - 0.9%
Kohl's Corporation (a)	6,300	482,643

Oil & Gas Exploration & Production Companies - 8.6%
Devon Energy Corporation	3,700	256,114
El Paso Corporation	37,000	535,390
EOG Resources, Inc.	7,000	499,380
Exxon Mobil Corporation	10,000	754,500
Noble Energy, Inc.	10,000	596,500
Range Resources Corporation	8,000	267,200
The Williams Companies, Inc.	30,000	853,800
XTO Energy, Inc.	12,000	657,720
		4,420,604
Paper & Forest Products - 1.2%
International Paper Company	17,000	618,800

Pharmaceuticals - 5.1%
Abbott Laboratories	18,000	1,004,400
Pfizer Inc.	28,000	707,280
Schering-Plough Corporation	35,000	892,850
		2,604,530
Road & Rail - 1.1%
Burlington Northern Santa Fe Corporation	7,300	587,139

Semiconductor & Semiconductor Equipment - 2.0%
Intel Corporation	22,000	420,860
Texas Instruments, Incorporated	20,000	602,000
		1,022,860
Software - 5.8%
Citrix Systems, Inc. (a)	15,000	480,450
Electronic Arts Inc. (a)	6,100	307,196
Microsoft Corporation	20,000	557,400
Oracle Corporation (a)	50,000	906,500
Symantec Corporation (a)	41,080	710,684
		2,962,230
Specialty Retail - 6.0%
The Home Depot, Inc.	20,000	734,800
PETsMART, Inc.	31,000	1,021,760
Tiffany & Co.	18,000	818,640
Tractor Supply Company (a)	10,000	515,000
		3,090,200

TOTAL COMMON STOCKS (Cost $38,147,251)		51,294,671

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Columbia Money Market Reserves Fund - Capital Shares			703,680	703,680

TOTAL SHORT-TERM INVESTMENTS (Cost $703,680)				703,680

Total Investments (Cost $38,850,931) - 101.1%				51,998,351
Liabilities in Excess of Other Assets - (1.1)%				(586,911)
TOTAL NET ASSETS - 100.0%				$51,411,440

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c)	Non-voting shares.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments		$38,850,931
Gross unrealized appreciation		$13,758,381
Gross unrealized depreciation		(610,961)
Net unrealized appreciation		$13,147,420

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
March 31, 2007 (Unaudited)	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 69.8%
Aerospace & Defense - 4.2%
General Dynamics Corporation	1,400	$106,960
Raytheon Company	2,432	127,583
Rockwell Collins, Inc.	1,200	80,316
United Technologies Corporation	2,000	130,000
		444,859
Asset Management - 2.3%
The Bank of New York Company, Inc.	3,000	121,650
Mellon Financial Corporation	2,840	122,518
		244,168
Beverages - 2.2%
The Coca-Cola Company	2,300	110,400
PepsiCo, Inc.	1,900	120,764
		231,164
Building Products - 1.0%
American Standard Companies Inc.	2,000	106,040

Chemicals - 3.1%
Air Products and Chemicals, Inc.	1,800	133,128
E.I. du Pont de Nemours & Company	1,900	93,917
The Valspar Corporation	3,600	100,188
		327,233
Commercial Banks - 4.5%
Bank of America Corporation	2,100	107,142
Cullen/Frost Bankers, Inc.	2,600	136,058
The South Financial Group, Inc.	4,300	106,296
Wells Fargo & Company	3,600	123,948
		473,444
Commercial Services & Supplies - 2.5%
H&R Block, Inc.	4,200	88,368
Waste Management, Inc.	3,500	120,435
Western Union Company	2,600	57,070
		265,873
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	5,100	130,203
Harris Corporation	2,600	132,470
Motorola, Inc.	4,500	79,515
		342,188
Computers & Peripherals - 2.0%
Dell, Inc. (a)	2,900	67,309
International Business Machines Corporation	1,500	141,390
		208,699
Containers & Packaging - 0.9%
Temple-Inland, Inc.	1,600	95,584

Diversified Financial Services - 1.2%
Citigroup Inc.	2,366	121,470

Diversified Telecommunication Services - 3.5%
ALLTEL Corporation	1,600	99,200
AT&T Inc.	3,800	149,834
Verizon Communications Inc.	2,600	98,592
Windstream Corporation	1,654	24,297
		371,923

Energy Equipment & Services - 2.5%
Noble Corporation (b)	1,500	118,020
Schlumberger Ltd. (b)	2,100	145,110
		263,130
Food & Staples Retailing - 2.2%
CVS Corporation	3,300	112,662
Wal-Mart Stores, Inc.	2,500	117,375
		230,037
Health Care Equipment & Supplies - 5.2%
Alcon, Inc. (b)	1,000	131,820
DENTSPLY International Inc.	2,400	78,600
Medtronic, Inc.	2,300	112,838
Respironics, Inc. (a)	2,200	92,378
Thermo Fisher Scientific, Inc. (a)	2,700	126,225
		541,861
Household Durables - 1.0%
Jarden Corporation (a)	2,800	107,240

Household Products - 3.7%
Colgate-Palmolive Company	2,000	133,580
Kimberly-Clark Corporation	1,700	116,433
The Procter & Gamble Company	2,100	132,636
		382,649
Industrial Conglomerates - 1.6%
General Electric Company	4,800	169,728

Insurance - 2.2%
Genworth Financial Inc. - Class A	3,000	104,820
Prudential Financial, Inc.	1,381	124,649
		229,469
IT Services - 2.9%
Accenture Ltd. - Class A (b)	3,200	123,328
Automatic Data Processing, Inc.	2,200	106,480
First Data Corp.	2,600	69,940
		299,748
Media - 2.5%
CBS Corporation - Class B (c)	2,643	80,849
Harte-Hanks, Inc.	3,000	82,770
The Walt Disney Company	3,000	103,290
		266,909
Multi-Utilities & Unregulated Power - 1.0%
National Fuel Gas Company	2,500	108,150

Oil & Gas Exploration & Production Companies - 5.7%
Anadarko Petroleum Corporation	2,200	94,556
Chevron Corporation	1,495	110,570
EOG Resources, Inc.	1,400	99,876
Exxon Mobil Corporation	1,900	143,355
XTO Energy, Inc.	2,766	151,605
		599,962
Pharmaceuticals - 3.6%
Abbott Laboratories	1,700	94,860
Schering-Plough Corporation	6,500	165,815
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,000	112,290
		372,965

Semiconductor & Semiconductor Equipment - 1.0%
Texas Instruments Incorporated	3,400	102,340

Software - 1.6%
Citrix Systems, Inc. (a)	2,500	80,075
Microsoft Corporation	3,100	86,397
		166,472
Specialty Retail - 2.4%
The Home Depot, Inc.	3,100	113,894
PETsMART, Inc.	4,300	141,728
		255,622

TOTAL COMMON STOCKS (Cost $5,476,721)		7,328,927

CORPORATE BONDS - 25.0%
Aerospace & Defense - 1.2%
General Dynamics Corporation
4.50%, 08/15/2010	$100,000	98,698
Raytheon Company
6.00%, 12/15/2010	26,000	26,942
		125,640
Asset Management - 0.9%
The Bank of New York Company, Inc.
3.90%, 09/01/2007	100,000	99,483

Beverages - 0.6%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010	57,000	58,149

Building Products - 0.7%
Masco Corporation
5.75%, 10/15/2008	75,000	75,379

Chemicals - 1.0%
E.I. du Pont de Nemours & Company
6.875%, 10/15/2009	100,000	104,534

Commercial Banks - 0.8%
Bancwest Corp.
8.30%, 01/15/2011	75,000	82,218

Commercial Services & Supplies - 1.0%
Waste Management, Inc.
7.375%, 08/01/2010	100,000	106,462

Communications Equipment - 2.1%
Harris Corporation
6.35%, 02/01/2028	110,000	112,565
Motorola, Inc.
7.625%, 11/15/2010	100,000	107,398
		219,963
Computers & Peripherals - 0.5%
International Business Machines Corporation
4.375%, 06/01/2009	50,000	49,461

Consumer Finance - 1.0%
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	100,000	100,741

Diversified Financial Services - 1.9%
CIT Group Inc.
6.875%, 11/01/2009	100,000	104,261
Citigroup Inc.
4.25%, 07/29/2009	100,000	98,438
		202,699
Diversified Telecommunication Services - 1.2%
AT&T Inc.:
5.875%, 02/01/2012	75,000	77,052
5.10%, 09/15/2014	50,000	48,924
		125,976
Electrical Equipment - 1.0%
Emerson Electric Co.
5.85%, 03/15/2009	100,000	101,559

Food & Staples Retailing - 0.8%
CVS Corporation
3.875%, 11/01/2007	85,000	84,267

Investment Bank & Brokerage - 4.1%
The Bear Stearns Companies Inc.
5.70%, 11/15/2014	100,000	101,039
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013	100,000	99,464
5.50%, 11/15/2014	35,000	34,950
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	100,000	100,554
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014	100,000	100,263
		436,270
Multiline Retail - 1.1%
J.C. Penney Co., Inc.:
6.50%, 12/15/2007	60,000	60,368
7.65%, 08/15/2016	50,000	55,745
		116,113
Multi-Utilities & Unregulated Power - 0.5%
Duke Energy Corp.
6.25%, 01/15/2012	50,000	52,377

Oil & Gas Exploration & Production Companies - 2.9%
Anadarko Petroleum Corporation
3.25%, 05/01/2008	100,000	97,788
Burlington Resources Finance Company (b)
6.68%, 02/15/2011	100,000	105,604
EOG Resources, Inc.
6.50%, 12/01/2007	100,000	100,779
		304,171
Paper & Forest Products - 1.0%
Weyerhaeuser Co.
5.95%, 11/01/2008	100,000	100,912

Restaurants - 0.7%
McDonald's Corporation
6.00%, 04/15/2011	75,000	77,474

TOTAL CORPORATE BONDS (Cost $2,625,840)		2,623,848

U.S. GOVERNMENT AGENCY ISSUES - 1.6%
Fannie Mae - 0.9%
5.75%, 02/15/2008		100,000	100,554

Federal Home Loan Bank - 0.5%
5.50%, 06/13/2008
Callable 6/13/2007		50,000	50,039

Freddie Mac - 0.2%
3.875%, 06/15/2008		25,000	24,687

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $175,123)			175,280

SHORT TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Columbia Money Market Reserves Fund - Capital Shares		303,523	303,523
Dreyfus Cash Management Fund - Investor Shares		21,845	21,845

TOTAL SHORT TERM INVESTMENTS (Cost $325,368)			325,368

Total Investments (Cost $8,603,052) - 99.5%			10,453,423
Other Assets in Excess of Liabilities - 0.5%			50,178
TOTAL NET ASSETS - 100.0%			$10,503,601

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c) Non-voting shares.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$8,603,052
Gross unrealized appreciation	$2,086,507
Gross unrealized depreciation	(236,136)
Net unrealized appreciation	$1,850,371

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
March 31, 2007 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 79.4%
Aerospace & Defense - 5.2%
General Dynamics Corporation
5.375%, 08/15/2015	$1,375,000	$1,387,810
Lockheed Martin Corporation:
8.20%, 12/01/2009	820,000	879,497
7.65%, 05/01/2016	1,250,000	1,451,611
Raytheon Company:
6.55%, 03/15/2010	207,000	216,180
6.00%, 12/15/2010	306,000	317,083
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	423,339
United Technologies Corporation:
7.125%, 11/15/2010	250,000	266,577
6.10%, 05/15/2012	700,000	733,725
		5,675,822
Asset Management - 2.1%
The Bank of New York Company Inc.
5.20%, 07/01/2007	1,000,000	999,918
Mellon Funding Corporation:
6.70%, 03/01/2008	325,000	327,976
6.40%, 05/14/2011	892,000	935,767
		2,263,661
Beverages - 1.7%
Anheuser-Busch Cos., Inc.
5.75%, 01/15/2011
Callable 06/15/2007	588,000	585,961
PepsiCo, Inc.:
3.20%, 05/15/2007	500,000	498,390
5.75%, 01/15/2008	730,000	733,063
		1,817,414
Chemicals - 3.0%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010	750,000	732,675
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,547,690
Praxair, Inc.
6.375%, 04/01/2012	925,000	974,905
		3,255,270
Commercial Banks - 2.3%
Bank of America Corporation:
6.375%, 02/15/2008	350,000	352,639
5.375%, 06/15/2014	1,025,000	1,026,672
National City Bank
6.20%, 12/15/2011	335,000	349,087
SunTrust Banks, Inc.
6.25%, 06/01/2008	811,000	820,120
		2,548,518

Commercial Services & Supplies - 3.4%
Allied Waste Industries, Inc.
5.75%, 02/15/2011	1,000,000	980,000
Block Financial Corp.
8.500%, 04/15/2007	490,000	490,407
International Lease Finance Corporation
6.375%, 03/15/2009	700,000	716,970
Pitney Bowes Inc.
3.875%, 06/15/2013	400,000	370,444
Waste Management, Inc.
7.375%, 08/01/2010	1,049,000	1,116,782
		3,674,603
Communications Equipment - 3.7%
Cisco Systems, Inc.:
5.25%, 02/22/2011	1,400,000	1,408,063
5.50%, 02/22/2016	1,000,000	1,008,673
Motorola, Inc.
7.625%, 11/15/2010	1,500,000	1,610,970
		4,027,706
Computers & Peripherals - 1.6%
Dell, Inc.
6.55%, 04/15/2008	1,000,000	1,013,607
Hewlett-Packard Company
6.50%, 07/01/2012	700,000	745,337
		1,758,944
Consumer Finance - 2.9%
Capital One Bank
5.125%, 02/15/2014	1,200,000	1,175,990
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	1,000,000	1,007,414
Western Union Company
5.93%, 10/01/2016	1,000,000	1,003,951
		3,187,355
Containers & Packaging - 1.4%
Packaging Corp of America
5.75%, 08/01/2013	1,500,000	1,483,035

Diversified Financial Services - 2.9%
Citicorp
7.00%, 07/01/2007	1,157,000	1,161,048
First Chicago Corporation
6.375%, 01/30/2009	1,000,000	1,019,759
Textron Financial Corporation
6.00%, 11/20/2009	1,000,000	1,023,770
		3,204,577
Diversified Telecommunication Services - 4.7%
ALLTEL Corporation
7.00%, 07/01/2012	1,000,000	1,052,807
AT&T Inc.:
5.30%, 11/15/2010	125,000	125,669
6.25%, 03/15/2011	200,000	207,804
5.10%, 09/15/2014	400,000	391,391
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,032,554
Verizon Communications Inc.
5.55%, 02/15/2016	1,000,000	1,002,353
Verizon Global Funding Corp.
7.375%, 09/01/2012	1,250,000	1,375,181
		5,187,759

Electrical Equipment - 1.7%
Emerson Electric Co.:
5.00%, 10/15/2008	850,000	847,021
5.85%, 03/15/2009	1,025,000	1,040,985
		1,888,006
Energy Equipment & Services - 1.2%
Baker Hughes Incorporated
6.00%, 02/15/2009	1,307,000	1,329,142

Food & Staples Retailing - 0.5%
CVS Corporation
3.875%, 11/01/2007	535,000	530,385

Food Products - 0.9%
The Hershey Company
4.85%, 08/15/2015	1,000,000	966,247

Household Products - 2.3%
Kimberly-Clark Corporation:
7.10%, 08/01/2007	500,000	502,746
5.625%, 02/15/2012	1,000,000	1,025,972
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	775,000	982,944
		2,511,662
Industrial Conglomerates - 0.4%
Tyco International Group SA (a):
6.125%, 11/01/2008	254,000	257,515
6.00%, 11/15/2013	140,000	147,368
		404,883
Investment Bank & Brokerage - 3.7%
The Bear Stearns Companies Inc.:
5.70%, 11/15/2014	400,000	404,157
5.30%, 10/30/2015	1,634,000	1,611,811
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	975,259
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	1,000,000	1,005,539
		3,996,766
Machinery - 0.9%
Dover Corporation
6.50%, 02/15/2011	925,000	969,407

Media - 2.8%
Clear Channel Communications, Inc.:
4.625%, 01/15/2008	725,000	720,199
7.65%, 09/15/2010	775,000	818,958
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,535,255
		3,074,412
Metals & Mining - 2.2%
Alcoa Inc.
6.00%, 01/15/2012	1,310,000	1,348,433
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 02/01/2010
Callable 05/04/2007	975,000	1,031,063
		2,379,496

Multiline Retail - 5.4%
Dollar General Corporation
8.625%, 06/15/2010	1,745,000	1,864,969
J.C. Penney Co., Inc.:
6.50%, 12/15/2007	1,115,000	1,121,846
8.00%, 03/01/2010	950,000	1,018,150
7.65%, 08/15/2016	600,000	668,937
Target Corporation:
5.50%, 04/01/2007	950,000	950,000
6.35%, 01/15/2011	300,000	313,161
		5,937,063
Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,047,546

Oil & Gas Drilling - 1.4%
Transocean Inc. (a)
6.625%, 04/15/2011	1,500,000	1,564,206

Oil & Gas Exploration & Production Companies - 11.1%
Amerada Hess Corporation
6.65%, 08/15/2011	1,550,000	1,633,835
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,667,963
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	985,000	1,040,196
Conoco Funding Company (a)
6.35%, 10/15/2011	500,000	525,710
Devon Financing Corp. ULC
6.875%, 09/30/2011	1,000,000	1,064,848
EOG Resources, Inc.
6.50%, 12/01/2007	1,000,000	1,007,787
Kerr-McGee Corporation
6.875%, 09/15/2011	1,000,000	1,060,217
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,454,801
Vintage Petroleum, Inc.
8.25%, 05/01/2012	1,400,000	1,459,378
Callable 05/01/2007
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,196,859
		12,111,594
Restaurants - 0.9%
McDonald's Corporation
6.00%, 04/15/2011	1,000,000	1,032,980

Road & Rail - 3.4%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011	1,850,000	1,950,253
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	732,914
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,030,468
		3,713,635
Semiconductor & Semiconductor Equipment - 0.9%
Applied Materials, Inc.
6.75%, 10/15/2007	1,000,000	1,006,733

Software - 1.0%
Oracle Corporation
5.25%, 01/15/2016	1,150,000	1,135,990

Specialty Retail - 2.8%
The Home Depot, Inc.
4.625%, 08/15/2010	1,175,000	1,156,710
Lowe's Companies, Inc.:
8.25%, 06/01/2010	1,225,000	1,339,210
5.00%, 10/15/2015	525,000	509,754
		3,005,674

TOTAL CORPORATE BONDS (Cost $87,048,218)		86,690,491

PREFERRED STOCKS - 2.3%
Investment Bank & Brokerage - 2.3%
The Goldman Sachs Group, Inc.
Callable 04/25/2010	40,000	1,038,000
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	21,000	527,100
Merrill Lynch & Co., Inc.
Callable 11/28/2009	40,000	1,009,200

TOTAL PREFERRED STOCKS (Cost $2,523,320)		2,574,300

U.S. GOVERNMENT & AGENCY ISSUES - 14.7%
Fannie Mae - 4.3%
5.00%, 02/27/2008	500,000	499,687
5.25%, 01/29/2009
Callable 01/29/2008	335,000	334,885
5.01%, 11/10/2010	1,000,000	994,121
5.50%, 01/18/2012
Callable 01/18/2008	750,000	750,572
5.00%, 04/15/2015	1,100,000	1,106,028
5.00%, 03/15/2016	1,000,000	1,002,563
		4,687,856

Federal Home Loan Bank - 2.9%
4.90%, 11/21/2007	1,000,000	998,193
5.50%, 06/13/2008
Callable 06/13/2007	1,100,000	1,100,863
5.25%, 06/18/2014	1,000,000	1,020,873
		3,119,929
Freddie Mac - 3.2%
4.20%, 12/28/2007	1,000,000	993,301
5.375%, 12/27/2011
Callable 12/27/2007	1,500,000	1,499,607
5.375%, 01/09/2014
Callable 01/09/09	1,000,000	999,475
		3,492,383
U.S. Treasury Inflation Indexed Bonds - 2.0%
2.375%, 04/15/2011	1,019,700	1,033,284
3.375%, 01/15/2012	1,139,850	1,209,621
		2,242,905
U.S. Treasury Notes - 2.3%
4.50%, 02/15/2016	1,000,000	990,157
5.125%, 05/15/2016	1,500,000	1,551,387
		2,541,544

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $16,064,031)		16,084,617

SHORT TERM INVESTMENTS - 2.2%
Corporate Bond - 0.9%
Viacom Inc.
5.625%, 05/01/2007		1,000,000	1,000,128

Money Market Fund - 0.2%
Columbia Money Market Reserves Fund - Capital Shares		167,301	167,301

U.S. Government & Agency Issue - 1.1%
Federal Home Loan Bank
5.26%, 10/19/2007
Callable 07/19/2007		1,200,000	1,199,920

TOTAL SHORT TERM INVESTMENTS (Cost $2,367,272)			2,367,349

Total Investments (Cost $108,002,841) - 98.6%			107,716,757
Other Assets in Excess of Liabilities - 1.4%			1,492,734
TOTAL NET ASSETS - 100.0%			$109,209,491

(a)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$108,002,841
Gross unrealized appreciation	$590,281
Gross unrealized depreciation	(876,365)
Net unrealized depreciation	($286,084)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value (US$)
COMMON STOCKS - 96.4%
AUSTRALIA - 3.8%
Commercial Banks - 1.1%
Suncorp-Metway Limited	39,834	$670,381
Westpac Banking Corporation	37,597	801,561
		1,471,942
Containers & Packaging - 0.4%
Amcor Limited	102,755	627,701

Diversified Operations - 0.3%
Orica Limited	19,902	408,204

Insurance - 0.5%
AMP Limited	77,328	650,062

Media - 0.2%
News Corporation - Class B	13,950	343,123

Metals & Mining - 0.5%
Alumina Limited	51,255	303,149
Rio Tinto Limited	5,589	356,384
		659,533
Oil & Gas Exploration & Production Companies - 0.4%
Santos Limited	70,978	582,898

Real Estate - 0.4%
Lend Lease Corporation Limited	31,922	516,304
Total Australia		5,259,767

CAYMAN ISLANDS - 0.2%
Real Estate - 0.2%
China Resources Land Limited	276,000	332,747
Total Cayman Islands		332,747

CHINA - 0.8%
Commercial Banks - 0.5%
Bank of China Ltd	1,503,000	748,278

Machinery - 0.3%
Shanghai Electric Group Company Limited - H Shares	874,000	408,280
Total China		1,156,558

FINLAND - 1.1%
Paper & Forest Products - 1.1%
UPM-Kymmene Oyj	61,817	1,574,761
Total Finland		1,574,761

FRANCE - 13.1%
Building Products - 1.3%
Compagnie de Saint-Gobain	18,749	1,832,598

Commercial Banks - 2.7%
Credit Agricole SA	95,943	3,741,135

Communications Equipment - 0.6%
Alcatel-Lucent	68,164	802,208

Electric Utilities - 2.0%
Electricite de France (a)	32,343	2,711,560

Electronic Equipment & Instruments - 2.9%
Schneider Electric SA	31,306	3,974,171

IT Services - 0.9%
Cap Gemini SA	15,508	1,180,621

Metals & Mining - 0.8%
Vallourec SA	4,389	1,123,238

Pharmaceuticals - 1.9%
Sanofi-Aventis	29,888	2,599,165
Total France		17,964,696

GERMANY - 7.7%
Automotive - 1.8%
Continental AG	19,194	2,480,433

Chemicals - 2.6%
Bayer AG	32,695	2,087,249
Linde AG	13,222	1,424,484
		3,511,733
Industrial Conglomerates - 1.3%
Siemens AG	17,375	1,857,056

Insurance - 0.3%
Allianz SE	1,944	399,920

Software - 1.0%
SAP AG	30,413	1,357,350

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG	17,640	962,602
Total Germany		10,569,094

GREECE - 0.4%
Commercial Banks - 0.4%
National Bank of Greece S.A.	9,415	499,306
Total Greece		499,306

HONG KONG - 1.3%
Electric Utilities - 0.4%
CLP Holdings Limited	77,500	565,864

Oil & Gas Exploration & Production Companies - 0.4%
CNOOC Limited	600,000	526,013

Real Estate - 0.5%
Cheung Kong (Holdings) Limited	52,000	658,194
Total Hong Kong		1,750,071

ITALY - 3.2%
Commercial Banks - 3.2%
Capitalia S.p.A	261,896	2,366,751
Intesa Sanpaolo	276,898	2,102,840
		4,469,591
Total Italy		4,469,591

JAPAN - 26.4%
Auto Components - 0.4%
AISIN SEIKI CO., LTD.	15,400	539,732

Automotive - 1.3%
NISSAN MOTOR CO., LTD.	167,000	1,789,893

Building Products - 1.4%
Nippon Sheet Glass Company, Limited	363,000	1,903,717

Capital Markets - 0.8%
Asset Managers Co., Ltd.	282	507,332
JAFCO Co., Ltd.	9,900	547,760
		1,055,092
Chemicals - 0.7%
NITTO DENKO CORPORATION	19,600	919,790

Commercial Banks - 3.2%
Mitsubishi UFJ Financial Group, Inc.	184	2,076,714
Mizuho Financial Group, Inc.	272	1,751,935
Yamaguchi Financial Group, Inc.	39,000	525,560
		4,354,209
Computers & Peripherals - 0.9%
FUJITSU LIMITED	194,000	1,292,346

Construction & Engineering - 0.3%
TAISEI CORPORATION	123,000	456,135

Consumer Finance - 1.1%
AIFUL CORPORATION	22,300	690,725
Credit Saison Co., Ltd.	25,800	849,491
		1,540,216
Electronic Equipment & Instruments - 1.8%
MURATA MANUFACTURING COMPANY, LTD.	19,900	1,452,308
NIDEC CORPORATION	16,100	1,038,357
		2,490,665
Household Durables - 0.4%
Makita Corporation	13,000	482,094

Industrial Conglomerates - 0.9%
Hankyu Hanshin Holdings, Inc.	100,000	605,058
TOKYU CORPORATION	84,000	654,379
		1,259,437
Insurance - 0.5%
T&D Holdings, Inc.	9,300	641,624

Investment Bank & Brokerage - 1.0%
Nomura Holdings, Inc.	66,300	1,381,250

Machinery - 3.8%
Hitachi Construction Machinery Co., Ltd.	32,600	882,502
KOMATSU LTD.	23,226	488,802
Mitsubishi Heavy Industries, Ltd.	302,000	1,952,851
Mitsui Engineering & Shipbuilding Co., Ltd.	152,000	643,652
THK CO., LTD.	52,100	1,226,897
		5,194,704

Media - 0.4%
TOHO CO., LTD.	26,700	521,130

Pharmaceuticals - 1.0%
Takeda Pharmaceutical Company Limited	21,100	1,384,106

Real Estate - 0.7%
LEOPALACE21 CORPORATION	5,600	185,336
Mitsui Fudosan Co., Ltd.	28,000	822,132
		1,007,468
Road & Rail - 0.5%
East Japan Railway Company	84	654,379

Semiconductor & Semiconductor Equipment - 1.9%
ADVANTEST CORPORATION	13,300	590,283
SUMCO CORPORATION	33,800	1,405,465
Tokyo Electron Limited	9,600	671,283
		2,667,031
Tobacco - 0.7%
JAPAN TOBACCO INC.	201	987,602

Trading Companies & Distributors - 2.7%
Marubeni Corporation	130,000	789,885
MITSUI & CO., LTD.	104,000	1,941,616
Sojitz Corporation	242,700	1,011,250
		3,742,751
Total Japan		36,265,371

NETHERLANDS - 2.9%
Beverages - 1.2%
Heineken NV	31,127	1,628,306

Chemicals - 0.2%
Akzo Nobel N.V.	4,447	337,717

Metals & Mining - 1.5%
Arcelor Mittal	37,631	1,998,200
Total Netherlands		3,964,223

NORWAY - 3.9%
Oil & Gas Exploration & Production Companies - 3.9%
Norsk Hydro ASA	105,400	3,494,085
Statoil ASA	68,500	1,865,118
		5,359,203
Total Norway		5,359,203

RUSSIA - 1.3%
Oil & Gas Exploration & Production Companies - 1.3%
LUKOIL - ADR	20,700	1,790,550
Total Russia		1,790,550

SINGAPORE - 1.6%
Commercial Banks - 0.2%
United Overseas Bank Limited	25,412	351,746

Diversified Operations - 0.4%
Keppel Corporation Limited	41,000	513,463

Engineering Services - 0.3%
SembCorp Industries Limited	132,000	443,727

Real Estate - 0.3%
City Developments Limited	37,000	356,062

Semiconductor & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Limited (a)	553,000	528,524
Total Singapore		2,193,522

SOUTH KOREA - 0.5%
Electronic Equipment & Instruments - 0.5%
LG.Phillips LCD Co., Ltd (a)	20,270	708,847
Total South Korea		708,847

SWEDEN - 2.7%
Machinery - 0.8%
Sandvik AB	63,400	1,125,852

Specialty Retail - 1.1%
Hennes & Mauritz AB	25,500	1,468,036

Wireless Telecommunication Services - 0.8%
Telefonaktiebolaget LM Ericsson - B Shares	295,072	1,086,004
Total Sweden		3,679,892

SWITZERLAND - 4.9%
Capital Markets - 2.7%
Credit Suisse Group	23,072	1,655,663
UBS AG	35,444	2,105,960
		3,761,623
Electrical Equipment - 0.9%
ABB Ltd.	74,571	1,276,449

Specialty Retail - 1.3%
Compagnie Financiere Richemont AG - A shares	30,451	1,702,790
Total Switzerland		6,740,862

TAIWAN - 0.9%
Diversified Financial Services - 0.3%
Cathay Financial Holding Co., Ltd. - GDR	16,973	348,795

Electronic Equipment & Instruments - 0.6%
AU Optronics Corp. - ADR	60,200	860,860
Total Taiwan		1,209,655

UNITED KINGDOM - 19.7%
Aerospace & Defense - 1.8%
BAE Systems plc	279,076	2,526,221

Commercial Banks - 1.4%
Standard Chartered plc	66,665	1,920,569

Commercial Services - 1.0%
Experian Group Ltd. (a)	118,171	1,361,535

Diversified Financial Services - 1.1%
Man Group plc	142,573	1,557,117

Diversified Operations - 1.9%
Rolls-Royce Group plc (a)		271,300	2,638,684

Food & Staples Retailing - 0.8%
Tesco plc		127,520	1,114,799

Household Products - 1.5%
Unilever plc		65,797	1,982,313

Insurance - 1.0%
Prudential plc		93,404	1,318,798

Metals & Mining - 6.1%
Anglo American plc		56,087	2,954,619
Lonmin PLC		23,801	1,554,978
Xstrata plc		75,286	3,869,710
			8,379,307
Multi-Utilities & Unregulated Power - 1.3%
International Power plc		233,453	1,821,519

Pharmaceuticals - 1.8%
AstraZeneca plc		44,789	2,409,688
Total United Kingdom			27,030,550

TOTAL COMMON STOCKS (Cost $120,682,522)			132,519,266

PREFERRED STOCKS - 2.5%
GERMANY - 2.5%
Automotive - 2.5%
Porsche AG		928	1,416,353
Volkswagen AG		19,300	1,980,042
Total Germany			3,396,395

TOTAL PREFERRED STOCKS (Cost $3,057,468)			3,396,395

SHORT-TERM INVESTMENT - 0.3%
Money Market Fund - 0.3%
Dreyfus Cash Management Fund - Investor Shares		466,804	466,804

TOTAL SHORT TERM INVESTMENT (Cost $466,804)			466,804

Total Investments (Cost $124,206,794) - 99.2%			136,382,465
Other Assets in Excess of Liabilities - 0.8%			1,161,964
TOTAL NET ASSETS - 100.0%			$137,544,429

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
(a)	Non-income producing security.

At March 31, 2007, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized appreciation of $38,799 as of March 31, 2007. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		March 31, 2007	be Received		March 31, 2007
4/23/2007	253,896	AUD	$ 205,246	150,000	EURO	$ 200,547
4/23/2007	839,430,900	JPY	7,149,131	7,100,000	USD	7,100,000
4/23/2007	2,130,000	EURO	2,847,771	3,558,836	AUD	2,876,915
4/23/2007	3,472,320	USD	3,472,320	2,600,000	EURO	3,476,152
4/23/2007	4,010,000	EURO	5,361,296	2,704,763	KB	5,321,732
4/23/2007	18,071,949	HKD	2,314,881	1,760,000	EURO	2,353,088
4/23/2007	903,187,026	JPY	7,692,119	5,810,000	EURO	7,767,863
4/23/2007	514,392	KB	1,012,087	760,000	EURO	1,016,107
4/23/2007	3,500,000	USD	3,500,000	408,758,070	JPY	3,481,246
			$ 33,554,851			$ 33,593,650

AUD	Australian Dollar
EURO	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KB	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments			$124,206,794
Gross unrealized appreciation			$15,378,402
Gross unrealized depreciation			(3,202,731)
Net unrealized appreciation			$12,175,671

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.1%
Aerospace & Defense - 1.0%
General Dynamics Corporation	5,000	$382,000

Asset Management - 1.5%
Mellon Financial Corporation	12,500	539,250

Beverages - 2.8%
The Coca-Cola Company	15,000	720,000
PepsiCo, Inc.	5,000	317,800
		1,037,800
Chemicals - 5.7%
E.I. du Pont de Nemours and Company	12,500	617,875
Praxair, Inc.	12,500	787,000
The Valspar Corporation	25,000	695,750
		2,100,625
Commercial Banks - 5.5%
Bank of America Corporation	21,244	1,083,869
BOK Financial Corporation	10,000	495,300
Capitol Bancorp Ltd.	12,500	460,625
		2,039,794
Communications Equipment - 1.4%
Corning Incorporated (a)	22,400	509,376

Computers & Peripherals - 2.1%
International Business Machines Corporation	8,320	784,243

Construction & Engineering - 1.5%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)	17,500	538,125

Consumer Electronics - 1.4%
SONY CORPORATION - ADR (b)	10,000	504,900

Consumer Finance - 1.2%
American Express Company	8,000	451,200

Containers & Packaging - 1.3%
Temple-Inland Inc.	8,000	477,920

Diversified Financial Services - 5.2%
Citigroup Inc.	14,000	718,760
JPMorgan Chase & Co.	25,000	1,209,500
		1,928,260
Diversified Telecommunication Services - 5.2%
AT&T Inc.	25,000	985,750
Verizon Communications Inc.	25,000	948,000
		1,933,750
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	15,000	737,100

Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	12,500	421,125

Energy Equipment & Services - 4.2%
BJ Services Company	25,000	697,500
Nabors Industries Ltd. (a) (b)	16,000	474,720
Noble Corporation (b)	5,000	393,400
		1,565,620
Food & Staples Retailing - 2.3%
CVS Corporation	25,000	853,500

Food Products - 1.6%
General Mills, Inc.	10,000	582,200

Health Care Equipment & Supplies - 8.8%
Baxter International Inc.	17,500	921,725
DENTSPLY International Inc.	30,000	982,500
Respironics, Inc. (a)	15,000	629,850
Thermo Fisher Scientific, Inc. (a)	15,000	701,250
		3,235,325
Hotels, Restaurants & Leisure - 1.4%
The Cheesecake Factory Incorporated (a)	20,000	533,000

Household Products - 2.0%
Colgate-Palmolive Company	6,000	400,740
Kimberly-Clark Corporation	4,990	341,765
		742,505
Insurance - 5.1%
The Allstate Corporation	8,200	492,492
Genworth Financial Inc. - Class A	20,000	698,800
Lincoln National Corporation	10,000	677,900
		1,869,192
Internet Software & Services - 1.9%
Yahoo! Inc. (a)	22,500	704,025

Investment Bank & Brokerage - 6.0%
The Goldman Sachs Group, Inc.	4,000	826,520
Morgan Stanley	17,500	1,378,300
		2,204,820
IT Services - 3.1%
Accenture Ltd. - Class A (b)	30,000	1,156,200

Media - 1.9%
CBS Corporation - Class B	22,500	688,275

Metals & Mining - 2.3%
Peabody Energy Corporation	21,000	845,040

Multiline Retail - 1.2%
Kohl's Corporation (a)	6,000	459,660

Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corporation	17,500	355,075

Office Electronics - 0.9%
Xerox Corporation (a)	20,000	337,800

Oil & Gas Exploration & Production Companies - 7.6%
ConocoPhillips			10,000	683,500
Devon Energy Corporation			8,000	553,760
Exxon Mobil Corporation			10,000	754,500
Range Resources Corporation			24,500	818,300
				2,810,060
Personal Products - 1.2%
Avon Products, Inc.			12,000	447,120

Pharmaceuticals - 1.5%
Abbott Laboratories			10,000	558,000

Software - 3.1%
Citrix Systems, Inc. (a)			20,000	640,600
NAVTEQ (a)			14,600	503,700
				1,144,300
Specialty Retail - 5.1%
Guitar Center, Inc. (a)			12,500	564,000
The Home Depot, Inc.			17,500	642,950
PETsMART, Inc.			20,000	659,200
				1,866,150

TOTAL COMMON STOCKS (Cost $29,825,872)				37,343,335

Total Investments (Cost $29,825,872) - 101.1%				37,343,335
Liabilities in Excess of Other Assets - (1.1)%				(422,185)
TOTAL NET ASSETS - 100.0%				$36,921,150

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments		$29,825,872
Gross unrealized appreciation		$7,682,107
Gross unrealized depreciation		(164,644)
Net unrealized appreciation		$7,517,463

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 7.3%
The Boeing Company	15,000	$1,333,650
Raytheon Company	24,000	1,259,040
Rockwell Collins, Inc.	20,000	1,338,600
		3,931,290
Air Freight & Logistics - 2.0%
FedEx Corp.	10,000	1,074,300

Beverages - 3.2%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	7,000	772,730
PepsiCo, Inc.	15,000	953,400
		1,726,130
Building Products - 2.4%
Cemex S.A. de C.V. - ADR (a) (b)	40,000	1,310,000

Commercial Banks - 2.7%
Cullen/Frost Bankers, Inc.	11,000	575,630
Sterling Financial Corporation	28,000	873,320
		1,448,950
Communications Equipment - 8.9%
Cisco Systems, Inc. (a)	30,000	765,900
Corning Incorporated (a)	55,000	1,250,700
Harris Corporation	20,000	1,019,000
Motorola, Inc.	40,000	706,800
QUALCOMM Inc.	25,000	1,066,500
		4,808,900
Computers & Peripherals - 3.5%
Hewlett-Packard Company	20,000	802,800
SanDisk Corporation (a)	25,000	1,095,000
		1,897,800
Consumer Finance - 1.0%
American Express Company	10,000	564,000

Diversified Telecommunication Services - 1.7%
AT&T Inc.	23,800	938,434

Electric Utilities - 1.4%
Allegheny Energy, Inc. (a)	15,000	737,100

Electrical Equipment - 2.4%
Emerson Electric Co.	30,000	1,292,700

Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	30,000	1,010,700

Energy Equipment & Services - 3.6%
National-Oilwell Varco Inc. (a)	8,000	622,320
Weatherford International Ltd. (a) (b)	30,000	1,353,000
		1,975,320

Food & Staples Retailing - 3.5%
United Natural Foods, Inc. (a)	25,000	766,000
Walgreen Co.	25,000	1,147,250
		1,913,250
Health Care Equipment & Supplies - 10.8%
Alcon, Inc. (b)	13,000	1,713,660
Baxter International Inc.	11,000	579,370
DENTSPLY International Inc.	39,000	1,277,250
Medtronic, Inc.	15,000	735,900
Respironics, Inc. (a)	14,000	587,860
Thermo Fisher Scientific, Inc. (a)	20,000	935,000
		5,829,040
Hotels, Restaurants & Leisure - 3.8%
Starbucks Corporation (a)	24,000	752,640
Starwood Hotels & Resorts Worldwide, Inc.	20,000	1,297,000
		2,049,640
Household Durables - 1.8%
Jarden Corporation (a)	25,000	957,500

Household Products - 4.3%
Colgate-Palmolive Company	16,000	1,068,640
The Procter & Gamble Company	20,000	1,263,200
		2,331,840
Insurance - 2.2%
Prudential Financial, Inc.	13,000	1,173,380

Investment Bank & Brokerage - 1.5%
Lehman Brothers Holdings Inc.	12,000	840,840

Machinery - 0.6%
CLARCOR Inc.	10,000	318,000

Media - 3.6%
Grupo Televisa S.A. - ADR (b)	26,000	774,800
The McGraw-Hill Companies, Inc.	19,000	1,194,720
		1,969,520
Oil & Gas Exploration & Production Companies - 5.7%
Devon Energy Corporation	25,000	1,730,500
Range Resources Corporation	40,000	1,336,000
		3,066,500
Personal Products - 1.4%
Avon Products, Inc.	20,000	745,200

Pharmaceuticals - 1.7%
Abbott Laboratories	17,000	948,600

Road & Rail - 2.2%
Burlington Northern Santa Fe Corporation	15,000	1,206,450

Semiconductor & Semiconductor Equipment - 1.1%
Intel Corporation	30,000	573,900

Software - 3.7%
Microsoft Corporation	40,100	1,117,587
Oracle Corporation (a)	50,000	906,500
		2,024,087

Specialty Retail - 1.6%
Office Depot, Inc. (a)			25,000	878,500

Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc. (a)			23,000	1,151,150

Trading Companies & Distributors - 1.9%
Fastenal Company			30,000	1,051,500

Wireless Telecommunication Services - 4.1%
SBA Communications Corporation - Class A (a)			75,000	2,216,250

TOTAL COMMON STOCKS (Cost $49,171,925)				53,960,771

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
Columbia Money Market Reserves Fund - Capital Shares			1,152,523	1,152,523
Dreyfus Cash Management Fund - Investor Shares			82,203	82,203

TOTAL SHORT-TERM INVESTMENTS (Cost $1,234,726)				1,234,726

Total Investments (Cost $50,406,651) - 101.9%				55,195,497
Liabilities in Excess of Other Assets - (1.9)%				(1,031,938)
TOTAL NET ASSETS - 100.0%				$54,163,559

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-dominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments		$50,406,651
Gross unrealized appreciation		$6,255,521
Gross unrealized depreciation		(1,466,675)
Net unrealized appreciation		$4,788,846

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 3.1%
Hexcel Corporation (a)	7,750	$153,838
Ladish Co., Inc. (a)	4,450	167,498
		321,336
Air Freight & Logistics - 0.8%
Forward Air Corporation	2,400	78,912

Auto Components - 2.0%
Drew Industries Incorporated (a)	3,450	98,946
Tenneco Inc. (a)	4,150	105,659
		204,605
Biotechnology - 0.9%
Human Genome Sciences, Inc. (a)	8,750	92,925

Capital Markets - 2.9%
FCStone Group Inc. (a)	2,100	78,372
HFF Inc. - Class A (a)	4,135	62,025
Penson Worldwide, Inc. (a)	5,300	160,007
		300,404
Commercial Banks - 6.7%
Capitol Bancorp Ltd.	3,000	110,550
First State Bancorporation	4,050	91,327
Glacier Bancorp, Inc.	5,500	132,220
The South Financial Group, Inc.	4,550	112,476
Sterling Financial Corporation	3,850	120,082
UCBH Holdings, Inc.	6,500	121,030
		687,685
Commercial Services & Supplies - 7.0%
Airgas, Inc.	2,500	105,375
Bright Horizons Family Solutions, Inc. (a)	2,950	111,362
Diamond Management & Technology Consultants, Inc. - Class A	10,600	123,914
Knoll, Inc.	5,750	137,023
Mobile Mini, Inc. (a)	4,050	108,459
Resources Connection, Inc. (a)	4,100	131,159
		717,292
Communications Equipment - 1.3%
Arris Group Inc. (a)	9,200	129,536

Construction & Engineering - 2.3%
EMCOR Group, Inc. (a)	2,200	129,756
MasTec, Inc. (a)	9,650	106,247
		236,003
Consumer Finance - 1.4%
Cash America International, Inc.	3,550	145,550

Containers & Packaging - 1.6%
Silgan Holdings Inc.	3,300	168,663

Diversified Manufacturing - 1.2%
Raven Industries, Inc.	4,200	117,810

Electronic Equipment & Instruments - 3.7%
Axsys Technologies, Inc. (a)	4,000	63,120
LSI Industries Inc.	3,750	62,775
MTS Systems Corporation	3,200	124,288
Rofin-Sinar Technologies, Inc. (a)	1,700	100,606
Rogers Corporation (a)	650	28,827
		379,616
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	3,100	134,168
Superior Well Services, Inc. (a)	4,450	101,683
		235,851
Food & Staples Retailing - 3.7%
Pathmark Stores, Inc. (a)	8,550	109,440
Reddy Ice Holdings, Inc.	5,000	150,900
United Natural Foods, Inc. (a)	3,950	121,028
		381,368
Health Care Equipment & Supplies - 0.9%
Meridian Bioscience, Inc.	3,425	95,078

Health Care Providers & Services - 5.1%
inVentiv Health Inc. (a)	3,800	145,502
MWI Veterinary Supply, Inc. (a)	3,350	110,550
PAREXEL International Corporation (a)	2,900	104,313
PSS World Medical, Inc. (a)	7,450	157,493
		517,858
Hotels, Restaurants & Leisure - 4.7%
The Cheesecake Factory Incorporated (a)	4,850	129,252
Great Wolf Resorts, Inc. (a)	7,850	103,856
IHOP Corp.	2,200	129,030
LIFE TIME FITNESS, Inc. (a)	2,300	118,243
		480,381
Household Durables - 1.4%
Tempur-Pedic International Inc.	5,500	142,945

Information Technology Services - 1.3%
Ness Technologies Inc. (a)	10,150	129,717

Insurance - 3.6%
American Equity Investment Life Holding Company	9,600	126,048
Argonaut Group, Inc. (a)	3,750	121,350
Max Re Capital Ltd. (b)	4,950	126,126
		373,524
Internet Software & Services - 1.1%
RADVision Ltd. (a) (b)	4,650	109,740

Machinery - 5.6%
CLARCOR Inc.	3,800	120,840
Franklin Electric Co., Inc.	2,650	123,225
Gehl Company (a)	4,000	101,520
Kaydon Corporation	2,450	104,272
Nordson Corporation	2,600	120,796
		570,653
Marine - 2.5%
Kirby Corporation (a)	3,700	129,426
Quintana Maritime Ltd. (b)	9,500	130,815
		260,241

Media - 1.2%
Entercom Communications Corp. - Class A	4,300	121,174

Metals & Mining - 0.6%
Haynes International, Inc. (a)	800	58,344

Multiline Retail - 1.1%
Conn's, Inc. (a)	4,650	115,087

Oil & Gas Drilling - 1.2%
Union Drilling, Inc. (a)	8,850	125,670

Oil & Gas Exploration & Production Companies - 3.4%
Cabot Oil & Gas Corporation	1,500	100,980
Parallel Petroleum Corporation (a)	6,250	143,437
PetroQuest Energy, Inc. (a)	9,300	108,717
		353,134
Pharmaceuticals - 0.6%
American Oriental Bioengineering, Inc. (a)	6,400	60,096

Real Estate Investment Trust - 1.2%
Potlatch Corporation	2,728	124,888

Semiconductor & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (a)	12,450	95,367
RF Micro Devices, Inc. (a)	15,630	97,375
Spansion Inc. - Class A (a)	7,150	87,158
		279,900
Software - 6.5%
i2 Technologies, Inc. (a)	6,150	147,600
Nuance Communications, Inc. (a)	12,850	196,733
Parametric Technology Corporation (a)	6,400	122,176
TIBCO Software Inc. (a)	13,200	112,464
Verint Systems Inc. (a)	2,850	91,628
		670,601
Specialty Retail - 6.1%
Guitar Center, Inc. (a)	2,900	130,848
Jos. A. Bank Clothiers, Inc. (a)	3,800	134,330
Rent-A-Center, Inc. (a)	4,600	128,708
Stein Mart, Inc.	7,700	125,664
Tractor Supply Company (a)	2,100	108,150
		627,700
Thrifts & Mortgage Finance - 0.9%
City Bank	2,750	88,302

Trading Companies & Distributors - 1.9%
Anixter International, Inc. (a)	2,200	145,068
UAP Holding Corp.	2,100	54,285
		199,353

Wireless Telecommunication Services - 2.8%
Premiere Global Services, Inc. (a)	13,850	155,397
SBA Communications Corporation - Class A (a)	4,450	131,498
		286,895

TOTAL COMMON STOCKS (Cost $8,854,940)		9,988,837

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
Columbia Money Market Reserves Fund - Capital Shares		302,263	302,263
Dreyfus Cash Management Fund - Investor Shares		102,386	102,386

TOTAL SHORT-TERM INVESTMENTS (Cost $404,649)			404,649

Total Investments (Cost $9,259,589) - 101.2%			10,393,486
Liabilities in Excess of Other Assets - (1.2)%			(127,514)
TOTAL NET ASSETS - 100.0%			$10,265,972

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$9,259,589
Gross unrealized appreciation	$1,384,625
Gross unrealized depreciation	(250,728)
Net unrealized appreciation	$1,133,897

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
March 31, 2007 (Unaudited)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.4%
FedEx Corp.
Series 981, Class C, 7.02%, 01/15/2016
Sinkable 07/15/2007	$48,988	$51,831

TOTAL ASSET BACKED SECURITIES (Cost $52,629)		51,831

CORPORATE BONDS - 78.0%
Aerospace & Defense - 2.7%
Raytheon Company
5.50%, 11/15/2012	200,000	203,704
United Technologies Corporation
6.35%, 03/01/2011	150,000	157,071
		360,775
Building Products - 0.8%
Masco Corporation
5.75%, 10/15/2008	100,000	100,505

Chemicals - 1.8%
The Lubrizol Corporation
5.50%, 10/01/2014	250,000	245,043

Commercial Banks - 3.2%
Landesbank Baden-Wuerttemberg (a)
6.35%, 04/01/2012	45,000	47,498
National City Bank
6.20%, 12/15/2011	200,000	208,410
Northern Trust Company
7.10%, 08/01/2009	168,000	175,159
		431,067
Commercial Services & Supplies - 3.8%
CP&L, Inc.
6.80%, 08/15/2007	300,000	301,453
International Lease Finance Corporation
6.375%, 03/15/2009	200,000	204,849
		506,302
Communications Equipment - 3.5%
Cisco Systems, Inc.
5.25%, 02/22/2011	200,000	201,152
Motorola, Inc.
7.625%, 11/15/2010	250,000	268,495
		469,647
Construction & Engineering - 0.3%
Centex Corporation
7.50%, 01/15/2012	40,000	42,244

Consumer Finance - 1.5%
Western Union Company
5.93%, 10/01/2016	200,000	200,790

Diversified Financial Services - 2.8%
AXA Financial, Inc.
7.75%, 08/01/2010	25,000	26,999
CIT Group Inc.:
6.875%, 11/01/2009	150,000	156,392
4.75%, 12/15/2010	30,000	29,563
Textron Financial Corporation:
5.875%, 06/01/2007	60,000	60,047
6.00%, 11/20/2009	100,000	102,377
		375,378
Diversified Telecommunication Services - 6.7%
ALLTEL Corporation
7.00%, 07/01/2012	150,000	157,921
AT&T Inc.
5.10%, 09/15/2014	200,000	195,696
BellSouth Corporation
6.00%, 10/15/2011	200,000	206,511
Sprint Capital Corp.
8.375%, 03/15/2012	45,000	50,259
Verizon Global Funding Corp.:
7.25%, 12/01/2010	10,000	10,690
7.375%, 09/01/2012	250,000	275,036
		896,113
Electric Utilities - 1.6%
TXU Energy Co.
7.00%, 03/15/2013	200,000	208,100

Electrical Equipment - 0.3%
Arrow Electronics, Inc.
9.15%, 10/01/2010	40,000	44,641

Energy Equipment & Services - 1.8%
Baker Hughes Incorporated
6.00%, 02/15/2009	200,000	203,388
Halliburton Company
5.50%, 10/15/2010	40,000	40,464
		243,852
Food Products - 1.4%
The Hershey Company
4.85%, 08/15/2015	200,000	193,249

Household Products - 3.4%
Kimberly-Clark Corporation
5.625%, 02/15/2012	200,000	205,194
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	200,000	253,663
		458,857
Industrial Automation - 1.3%
Rockwell Automation, Inc.
6.15%, 01/15/2008	170,000	171,230

Insurance - 0.7%
The Hartford Financial Services Group, Inc.
4.70%, 09/01/2007	100,000	99,697

Investment Bank & Brokerage - 5.4%
The Bear Stearns Companies Inc.
5.30%, 10/30/2015	200,000	197,284
Credit Suisse First Boston USA
6.50%, 01/15/2012	45,000	47,353
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014	30,000	29,432
5.125%, 01/15/2015	200,000	195,052
Lehman Brothers Holdings, Inc.
7.00%, 02/01/2008	250,000	253,093
		722,214
Machinery - 1.6%
Dover Corporation
6.50%, 02/15/2011	200,000	209,602

Media - 1.2%
The Walt Disney Company
6.375%, 03/01/2012	150,000	158,570

Metals & Mining - 1.9%
Alcoa Inc.
6.00%, 01/15/2012	250,000	257,335

Multiline Retail - 4.1%
Dollar General Corporation
8.625%, 06/15/2010	200,000	213,750
J.C. Penney Co., Inc.
7.65%, 08/15/2016	200,000	222,979
Target Corporation
6.35%, 01/15/2011	100,000	104,387
		541,116
Multi-Utilities & Unregulated Power - 0.5%
Sempra Energy
4.621%, 05/17/2007	60,000	59,936

Oil & Gas Exploration & Production Companies - 14.4%
Amerada Hess Corporation
6.65%, 08/15/2011	200,000	210,818
Apache Corporation
6.25%, 04/15/2012	250,000	261,765
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	200,000	211,207
Conoco Funding Company (a)
6.35%, 10/15/2011	200,000	210,284
Noble Energy, Inc.
5.25%, 04/15/2014	200,000	193,973
Occidental Petroleum Corporation
6.75%, 01/15/2012	100,000	107,292
Ocean Energy Inc.
4.375%, 10/01/2007	238,000	236,746
ONEOK, Inc.
5.20%, 06/15/2015	40,000	38,135
USX Corporation
9.125%, 01/15/2013	200,000	238,458
XTO Energy, Inc.
6.25%, 04/15/2013	200,000	208,149
		1,916,827

Real Estate - 0.6%
Health Care Property Investors, Inc.
6.45%, 06/25/2012	20,000	20,709
Health Care REIT, Inc.
8.00%, 09/12/2012	50,000	55,403
		76,112
Restaurants - 1.9%
McDonald's Corporation
6.00%, 04/15/2011	250,000	258,245

Road & Rail - 2.3%
Burlington Northern Santa Fe Corporation:
6.125%, 03/15/2009	40,000	40,588
6.75%, 07/15/2011	250,000	263,548
		304,136
Software - 1.5%
Oracle Corporation
5.25%, 01/15/2016	200,000	197,563

Specialty Retail - 5.0%
The Home Depot, Inc.
4.625%, 08/15/2010	200,000	196,887
Lowe's Companies, Inc.:
8.25%, 06/01/2010	250,000	273,308
5.00%, 10/15/2015	200,000	194,192
		664,387

TOTAL CORPORATE BONDS (Cost $10,465,091)		10,413,533

MUNICIPAL BONDS - 4.0%
Fiscal Year 2005 Securitization Corp. NY
3.40%, 08/15/2008	160,000	158,829
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	373,883

TOTAL MUNICIPAL BONDS (Cost $538,578)		532,712

PREFERRED STOCKS - 5.6%
Investment Bank & Brokerage - 5.6%
The Goldman Sachs Group, Inc.
Callable 10/31/2010	20,000	521,000
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	9,000	225,900

TOTAL PREFERRED STOCKS (Cost $724,280)		746,900

U.S. GOVERNMENT & AGENCY ISSUES - 10.5%
Fannie Mae - 1.9%
5.00%, 04/15/2015	250,000	251,370

Federal Home Loan Bank - 2.3%
5.75%, 10/15/2007
Putable 4/15/2007	300,000	301,008

Freddie Mac - 2.4%
5.375%, 12/27/2011
Callable 12/27/2007	325,000	324,915

U.S. Treasury Inflation Indexed Bond - 1.6%
1.625%, 01/15/2015		222,594	213,760

U.S. Treasury Note - 2.3%
5.125%, 05/15/2016		300,000	310,277

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $1,392,080)			1,401,330

SHORT-TERM INVESTMENTS - 1.9%
Money Market Fund - 0.2%
Columbia Money Market Reserves Fund - Capital Shares		25,208	25,208

U.S. Government & Agency Issues - 1.7%
Federal Home Loan Bank
5.26%, 10/19/2007
Callable 07/19/2007		225,000	224,985

TOTAL SHORT-TERM INVESTMENTS (Cost $250,199)			250,193

Total Investments (Cost $13,422,857) - 100.4%			13,396,499
Liabilities in Excess of Other Assets - (0.4)%			(51,249)
TOTAL NET ASSETS - 100.0%			$13,345,250

(a)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$13,422,857
Gross unrealized appreciation	$98,295
Gross unrealized depreciation	(124,653)
Net unrealized depreciation	($26,358)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date   5/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date 5/29/07

By (Signature and Title) _/s/ Richard Lenart
Richard Lenart, Treasurer

Date 5/29/07